Asset retirement obligations - Summary of Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	$ 94,143	$ 99,684
Accretion during the year	2,532	2,038
Revisions to estimate	6,271	(2,043)
Settlements	(2,807)	(5,536)
Reclassified to liabilities associated with assets held for sale	(4,122)
Ending Balance	96,017	94,143
Less: Current portion	(1,782)	(824)
Long term portion	94,235	93,319
Estimated undiscounted amount	126,232	135,173
Turkey
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	36,479	37,321
Accretion during the year	981	896
Revisions to estimate	2,330	(1,117)
Settlements	(594)	(621)
Reclassified to liabilities associated with assets held for sale	0
Ending Balance	39,196	36,479
Less: Current portion	0	0
Long term portion	39,196	36,479
Estimated undiscounted amount	48,064	48,454
Canada
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	12,215	9,453
Accretion during the year	316	0
Revisions to estimate	107	2,762
Settlements	0	0
Reclassified to liabilities associated with assets held for sale	0
Ending Balance	12,638	12,215
Less: Current portion	0	0
Long term portion	12,638	12,215
Estimated undiscounted amount	14,998	14,989
Greece
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	40,069	47,461
Accretion during the year	1,090	1,035
Revisions to estimate	3,704	(3,512)
Settlements	(2,213)	(4,915)
Reclassified to liabilities associated with assets held for sale	0
Ending Balance	42,650	40,069
Less: Current portion	(1,782)	(824)
Long term portion	40,868	39,245
Estimated undiscounted amount	56,467	65,274
Romania
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	1,364	1,405
Accretion during the year	39	36
Revisions to estimate	130	(77)
Settlements	0	0
Reclassified to liabilities associated with assets held for sale	0
Ending Balance	1,533	1,364
Less: Current portion	0	0
Long term portion	1,533	1,364
Estimated undiscounted amount	2,287	2,335
Brazil
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	4,016	4,044
Accretion during the year	106	71
Revisions to estimate	0	(99)
Settlements	0	0
Reclassified to liabilities associated with assets held for sale	(4,122)
Ending Balance	0	4,016
Less: Current portion	0	0
Long term portion	0	4,016
Estimated undiscounted amount	$ 4,416	$ 4,121